Trade And Other Receivables	12 Months Ended
Nov. 30, 2023
Trade And Other Receivables Explanatory [Abstract]
Trade and other receivables
7.	Trade and other receivables

	2023	2022

Trade receivables	$12,798	$10,659

Sales taxes receivable	220	538

Other receivables	5	848

	$ 13,023	$ 12,045